Annual Fund Operating Expenses - Vanguard Emerging Markets Select Stock Fund - Investor Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.81%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.85%